RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions [Abstract]
Interest income receivable from a related party	$ 192	$ 181
Director’s fees of the subsidiary	69	62
Directors’ fees of the Company	27	27
Directors’ remuneration	47	41
Related party remuneration	65	68
Rental expense paid to director	20	20
Interest payable to a related party	55	75
Loan from related parties	356	0
Sales with a related party	$ 15,193	$ 2,905